FINANCIAL INSTRUMENTS (Details 3) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Non performing credit risk net	$ 64,600	$ 14,704
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Non performing credit risk net	98,260	38,888
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Non performing credit risk net	$ (33,660)	$ (24,184)